Total Assets, Liabilities and Property, Plant and Equipment and Intangible Assets per Geographic Market (Detail) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Information [Line Items]
Total assets	R$ 70,024,017		R$ 70,986,768	R$ 74,046,854	R$ 94,545,227
Total liabilities	63,106,821		80,670,829	79,396,148
Property, plant and equipment assets	27,248,074		27,083,454	26,079,832	R$ 25,817,820
Intangible assets	8,646,568		9,254,839	10,511,059
Capital expenditures on tangible and intangible assets	2,777,506	R$ 2,122,857
BRAZIL
Segment Information [Line Items]
Total assets	64,941,941		66,311,553	68,642,952
Total liabilities	48,583,130		80,316,703	78,851,283
Property, plant and equipment assets	27,094,158		26,934,278	25,696,473
Intangible assets	8,606,242		9,206,776	10,353,896
Capital expenditures on tangible and intangible assets	2,772,411		4,258,545	3,120,854
Other, primarily Africa
Segment Information [Line Items]
Total assets	5,082,076		4,675,216	5,403,903
Total liabilities	274,299		354,127	544,865
Property, plant and equipment assets	153,916		149,176	383,359
Intangible assets	40,326		48,063	157,163
Capital expenditures on tangible and intangible assets	R$ 5,095		R$ 57,947	R$ 142,717